Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of the number and weighted average exercise prices of warrants granted

	Accumulated No.	Weighted-Average
Allotted Warrants	of Outstanding	Exercise Price, SEK
As of December 31, 2019	2,575,586	58
Exercised during the period	(1,296,500)	42
As of December 31, 2020	1,279,086	74
Exercised during the period	—	—
As of December 31, 2021	1,279,086	74

Schedule of calculation of fair value of option program

			Fair Value upon			No. of Shares
			Issue of the Options,	Exercise		covered by
	Grant Date	Exercise Date	SEK	Price, SEK	Volatility	Options
ESOP 2020:1	July 1, 2020	July 1, 2023	22.14	121.43	39.6%	859,000
ESOP 2020:2	September 17,2020	September 17,2023	22.50	116.78	41.6%	99,000
ESOP 2020:3	February 4, 2021	February 4, 2024	30.41	145.05	44.3%	60,000
ESOP 2020:4	Mars 9, 2021	Mars 9, 2024	30.41	141.26	45.2%	421,000
ESOP 2021:1	Jun 14, 2021	Jun 14, 2024	35.8	140.71	46.0%	510,000
ESOP 2021:2	September 29,2021	September 29,2024	25.2	109.38	47.5%	340,000
						2,289,000

Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of model inputs for awards granted

	Warrants Outstanding as of			Inputs used for the Black & Scholes valuation
	December 31,	December 31,	December 31,	Exercise Price,	Price per		Value per Share				Expiration
Outstanding Warrants per Year	2019	2020	2021	SEK	Warrant in SEK		in SEK		Risk-Free Rate	Volatility	Date
Warrant program 2017/2020	1,296,500	—	—	42.36	0.28		21.18		(0.42)%	27%	2020-06-30
Warrant program 2018/2022	856,586	856,586	856,586	74.30	3.29		46.50		(0.28)%	33%	2022-03-31
Warrant program 2019/2022	422,500	422,500	422,500	74.50	6.69	*	54.39	*	(0.55) %*	36%*	2022-12-31
Total	2,575,586	1,279,086	1,279,086

* Average value

Schedule of changes and holdings of awards by grantees

	Warrants Outstanding as of
Holder	January 1, 2019	Change	December 31, 2019	Change	December 31, 2020	Change	December 31, 2021
CEO Renée Lucander	719,500	195,000	914,500	(369,500)	545,000	—	545,000
Board member Thomas Eklund (until June, 2020)	111,250	—	111,250	(111,250)	—	—	—
Board member Hilde Furberg	29,500	—	29,500	(29,500)	—	—	—
Other executive management	727,086	107,500	834,586	(397,086)	437,500	—	437,500
Other employees, consultants and external parties	930,750	(245,000)	685,750	(389,164)	296,586	—	296,586
Total	2,518,086	57,500	2,575,586	(1,296,500)	1,279,086	—	1,279,086

ESOP 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of changes and holdings of awards by grantees

	Options Outstanding as of
Holder	January 1, 2019	Change	December 31, 2019	Change	December 31, 2020	Change	December 31, 2021
Renée Aguiar-Lucander, CEO	—	—	—	225,000	225,000	71,000	296,000
Other executive management	—	—	—	415,000	415,000	120,000	535,000
Other employees and consultants	—	—	—	449,000	449,000	1,009,000	1,458,000
Total	—	—	—	1,089,000	1,089,000	1,200,000	2,289,000

Schedule of effect of share-based payments on entity's profit or loss

	Year Ended December 31,
	2021	2020	2019
Share-based payments	24,737	5,304	—
Provisions attributable to changes in social security costs (Share-based payments)	9,992	3,164	—
Total	34,729	8,468	—

Board LTIP 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of changes and holdings of awards by grantees

	Share Awards Outstanding as of
Holder	January 1, 2019	Change	December 31, 2019	Change	December 31, 2020	Change	December 31, 2021
Elmar Schnee, Chairman of the Board	—	23,236	23,236	—	23,236	—	23,236
Thomas Eklund, Board member (until June, 2020)	—	8,449	8,449	(5,633)	2,816	—	2,816
Hilde Furberg, Board member	—	8,449	8,449	—	8,449	—	8,449
Lennart Hansson, Board member	—	8,449	8,449	—	8,449	—	8,449
Diane Parks, Board member	—	8,449	8,449	—	8,449	—	8,449
Total	—	57,032	57,032	(5,633)	51,399	—	51,399

Schedule of effect of share-based payments on entity's profit or loss

	Year Ended December 31,
	2021	2020	2019
Share-based payments	396	440	249
Provisions attributable to changes in social security costs (Share-based payments)	—	1,426	175
Total	396	1,866	424

Schedule of effect of share-based payments on entity's financial position

		Fair Value	Number
	Exercised	at Grant	of Share
	Date	Date	Awards
Board LTIP 2019	June 1, 2022	22.49	51,399

Board LTIP 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of changes and holdings of awards by grantees

	Share Awards Outstanding as of
	January		December		December		December
Holder	1, 2019	Change	31, 2019	Change	31, 2020	Change	31, 2021
Elmar Schnee, Chairman of the Board	—	—	—	14,063	14,063	—	14,063
Hilde Furberg, Board member	—	—	—	4,327	4,327	—	4,327
Lennart Hansson, Board member	—	—	—	4,327	4,327	—	4,327
Diane Parks, Board member	—	—	—	4,327	4,327	—	4,327
Molly Henderson, Board member	—	—	—	4,327	4,327	—	4,327
Total	—	—	—	31,371	31,371	—	31,371

Schedule of effect of share-based payments on entity's profit or loss

	Year Ended December 31,
	2021	2020	2019
Share-based payments	445	267	—
Provisions attributable to changes in social security costs (Share-based payments)	171	207	—
Total	616	474	—

Schedule of effect of share-based payments on entity's financial position

		Fair Value at	Number of
	Exercised Date	Grant Date	Share Awards
Board LTIP 2020	July 1, 2023	33.97	31,371

Board LTIP 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of changes and holdings of awards by grantees

	Share Awards Outstanding as of
Holder	January 1, 2019	Change	December 31, 2019	Change	December 31, 2020	Change	December 31, 2021
Elmar Schnee, Chairman of the Board	—	—	—	—	—	10,624	10,624
Hilde Furberg, Board member	—	—	—	—	—	4,086	4,086
Lennart Hansson, Board member	—	—	—	—	—	4,086	4,086
Diane Parks, Board member	—	—	—	—	—	4,086	4,086
Molly Henderson, Board member	—	—	—	—	—	4,086	4,086
Total	—	—	—	—	—	26,968	26,968

Schedule of effect of share-based payments on entity's profit or loss

	Year Ended December 31,
	2021	2020	2019
Share-based payments	431	—	—
Provisions attributable to changes in social security costs (Share-based payments)	126	—	—
Total	557	—	—

Schedule of effect of share-based payments on entity's financial position

		Fair Value at	Number of
	Exercised Date	Grant Date	Share Awards
Board LTIP 2021	July 1, 2024	62.34	26,968